Risk management - Capital Risk (Details)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	11.30%	11.47%
Tier 1 phase in capital ratio	12.87%	13.12%
Total phase-in capital	14.83%	14.98%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.70%
Pillar 1 percentage	4.50%
IFRS Scenario Plan [Member] | Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Pillar 2 percentage	1.50%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.20%
Tier 1 phase in capital ratio	1.50%
Total phase-in capital	13.20%